UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

CARS MTI-2 L.L.C.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001666938

Central Index Key Number of issuing entity (if applicable): 0001667027

Central Index Key Number of underwriter (if applicable):

Catherine Potter, Esq. – Senior Vice President, Secretary and General Counsel, 703-288-3075

Name and telephone number, including area code, of the

person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 8, 2016, obtained by the Depositor, with respect to certain agreed-upon procedures performed by a third-party due diligence provider.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CAPITAL AUTOMOTIVE LLC (Depositor)

By:	Capital Automotive Real Estate Services, Inc., a Delaware corporation, its company manager

	By:	/s/ Erica B. Powers
		Name:	Erica B. Powers
		Title:	Senior Vice President, Treasurer and Chief Accounting Officer

Date: February 16, 2016